SECURITIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Security Grade	Dec. 31, 2019 USD ($) Security		Dec. 31, 2018 USD ($)
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 1,052,147	$ 513,668
Unrealized Gains	21,416	5,782
Unrealized Losses	1,404	1,050
Fair Value	1,072,159	518,400
OTTI recognized in accumulated other comprehensive income (loss)	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	148,169	130,648
Less Than Twelve Months, Unrealized Losses	989	535
Twelve Months or More, Fair Value	28,257	38,343
Twelve Months or More, Unrealized Losses	415	515
Total, Fair value	176,426	168,991
Total, Unrealized Losses	1,404	1,050
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	878
Amortized cost	676
Non-credit unrealized loss	0
Unrealized gain	202
Cumulative credit related OTTI	1,214
Credit related OTTI recognized in earnings	0	$ 0		$ 0
Number of securities settled which were recorded under OTTI | Security		1
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	1,214	$ 1,594		1,594
Additions to credit losses on securities for which no previous OTTI was recognized	0	0		0
Increases to credit losses on securities for which OTTI was previously recognized	0	0		0
Reduction	0	(380)	[1]	0
Balance at end of period	1,214	1,214		$ 1,594
Fair Value Hedge Designation [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Fair Value	(761)
Fixed Income Interest Rate [Member] | Fair Value Hedge Designation [Member] | Interest Rate Swap [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Fair Value	15
U.S. Agency [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	10,456	14,591
Unrealized Gains	305	89
Unrealized Losses	13	19
Fair Value	10,748	14,661
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	1,469	2,782
Less Than Twelve Months, Unrealized Losses	3	8
Twelve Months or More, Fair Value	2,329	2,712
Twelve Months or More, Unrealized Losses	10	11
Total, Fair value	3,798	5,494
Total, Unrealized Losses	$ 13	19
Number of securities with market fair value less than amortized cost | Security	25
U.S. Agency Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 340,224	226,130
Unrealized Gains	4,951	1,910
Unrealized Losses	593	278
Fair Value	344,582	227,762
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	96,839	56,377
Less Than Twelve Months, Unrealized Losses	592	126
Twelve Months or More, Fair Value	83	13,551
Twelve Months or More, Unrealized Losses	1	152
Total, Fair value	96,922	69,928
Total, Unrealized Losses	$ 593	278
Number of securities with market fair value less than amortized cost | Security	37
U.S. Agency Commercial Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 6,869	10,671
Unrealized Gains	326	113
Unrealized Losses	0	28
Fair Value	7,195	10,756
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		3,284
Less Than Twelve Months, Unrealized Losses		24
Twelve Months or More, Fair Value		659
Twelve Months or More, Unrealized Losses		4
Total, Fair value		3,943
Total, Unrealized Losses		28
Private Label Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	41,429	39,248
Unrealized Gains	1,539	544
Unrealized Losses	139	99
Fair Value	42,829	39,693
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	11,838	16,387
Less Than Twelve Months, Unrealized Losses	95	55
Twelve Months or More, Fair Value	2,050	343
Twelve Months or More, Unrealized Losses	44	44
Total, Fair value	13,888	16,730
Total, Unrealized Losses	$ 139	99
Number of securities with market fair value less than amortized cost | Security	20
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Number of private label mortgage backed securities currently with OTTI unrealized gains | Security	2
Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	$ 373
Amortized cost	350
Non-credit unrealized loss	0
Unrealized gain	23
Cumulative credit related OTTI	757
Super Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	505
Amortized cost	326
Non-credit unrealized loss	0
Unrealized gain	179
Cumulative credit related OTTI	457
Other Asset Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	252,596	94,158
Unrealized Gains	1,796	103
Unrealized Losses	211	375
Fair Value	254,181	93,886
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	7,142	34,027
Less Than Twelve Months, Unrealized Losses	25	233
Twelve Months or More, Fair Value	21,197	13,839
Twelve Months or More, Unrealized Losses	186	142
Total, Fair value	28,339	47,866
Total, Unrealized Losses	$ 211	375
Number of securities with market fair value less than amortized cost | Security	33
Obligations of States and Political Subdivisions [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 315,795	94,499
Unrealized Gains	8,676	1,724
Unrealized Losses	178	121
Fair Value	324,293	96,102
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	28,957	15,666
Less Than Twelve Months, Unrealized Losses	177	84
Twelve Months or More, Fair Value	800	5,396
Twelve Months or More, Unrealized Losses	1	37
Total, Fair value	29,757	21,062
Total, Unrealized Losses	$ 178	121
Number of securities with market fair value less than amortized cost | Security	27
Corporate [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 82,307	31,904
Unrealized Gains	3,807	1,296
Unrealized Losses	97	5
Fair Value	86,017	33,195
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	1,924	2,125
Less Than Twelve Months, Unrealized Losses	97	5
Twelve Months or More, Fair Value	0	0
Twelve Months or More, Unrealized Losses	0	0
Total, Fair value	1,924	2,125
Total, Unrealized Losses	$ 97	5
Number of securities with market fair value less than amortized cost | Security	4
Trust Preferred [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 1,971	1,968
Unrealized Gains	0	0
Unrealized Losses	173	125
Fair Value	1,798	1,843
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	0	0
Less Than Twelve Months, Unrealized Losses	0	0
Twelve Months or More, Fair Value	1,798	1,843
Twelve Months or More, Unrealized Losses	173	125
Total, Fair value	1,798	1,843
Total, Unrealized Losses	$ 173	125
Number of securities with market fair value less than amortized cost | Security	2
Number of issues rated as investment grade | Grade	1
Number of securities not rated | Security	1
Non-rated securities, amortized cost	$ 1,000
Fair value of non-rated trust preferred securities	870
Foreign Government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	500	499
Unrealized Gains	16	3
Unrealized Losses	0	0
Fair Value	$ 516	$ 502

[1]	During 2019 one security with previously recorded OTTI was settled and balance is now zero.